Improvements to concession assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets
8.	Improvements to concession assets

As of December 31, 2016, 2017 and 2018, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2016		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2016
Investment:
Improvements to concession assets	Ps.	9,909,384	Ps.	331,044	Ps.	(436)	Ps.	147,806	Ps.	514,870	Ps.	10,902,668
Construction in-progress		445,924		1,400,942		—		(147,806)		8,682		1,707,742
Total investment		10,355,308		1,731,986		(436)		—		523,552		12,610,410
Accumulated amortization		(3,060,990)		(510,747)		68		—		(126,197)		(3,697,866)
Net amounts	Ps.	7,294,318	Ps.	1,221,239	Ps.	(368)	Ps.	—	Ps.	397,355	Ps.	8,912,544

	Balance as of January 1, 2017		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2017
Investment:
Improvements to concession assets	Ps.	10,902,668	Ps.	304,042	Ps.	(30,212)	Ps.	746,710	Ps.	(143,440)	Ps.	11,779,768
Construction in-progress		1,707,742		1,417,156		—		(746,710)		(1,705)		2,376,483
Total investment		12,610,410		1,721,198		(30,212)		—		(145,145)		14,156,251
Accumulated amortization		(3,697,866)		(552,059)		6,715		—		30,981		(4,212,229)
Net amounts	Ps.	8,912,544	Ps.	1,169,139	Ps.	(23,497)	Ps.	—	Ps.	(114,164)	Ps.	9,944,022

	Balance as of January 1, 2018		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2018
Investment:
Improvements to concession assets	Ps.	11,779,768	Ps.	6,366	Ps.	(7,919)	Ps.	1,669,128	Ps.	(5,694)	Ps.	13,441,649
Construction in-progress		2,376,483		1,661,060		—		(1,669,128)		13,703		2,382,118
Total investment		14,156,251		1,667,426		(7,919)		—		8,009		15,823,767
Accumulated amortization		(4,212,229)		(634,115)		7,517		—		(2,080)		(4,840,907)
Net amounts	Ps.	9,944,022	Ps.	1,033,311	Ps.	(402)	Ps.	—	Ps.	5,929	Ps.	10,982,860

At December 31, 2016, 2017 and 2018, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2016		December 31, 2017		December 31, 2018
Net amounts:
Improvements to concession assets	Ps.	7,204,802	Ps.	7,567,539	Ps.	8,600,742
Construction in-progress		1,707,742		2,376,483		2,382,118
Total amounts	Ps.	8,912,544	Ps.	9,944,022	Ps.	10,982,860

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, and even when they are not in committed investments in the MDP.

As of December 31, 2016, 2017 and 2018, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps. 441,515, Ps. 409,271, and Ps. 318,519, respectively. Construction in-progress relates mainly to the rehabilitation of the expansion of the terminal building at the Guadalajara airport, the renovation of runaway and expansion of the terminal building at Mexicali airport, improvements of hydrant network in Puerto Vallarta airport, expansion and integration of terminal buildings and construction of new building for the Fire Rescue and Extinction Service at improvements at the San José del Cabo airport, expansion of the checked baggage review system in Tijuana airport and renovation of taxiway in Montego Bay airport. As of December 31, 2016, 2017 and 2018, the cumulative financial cost net amount capitalized was Ps. 186,834, in each year, with a capitalization rate of 4.6%, in each year.